Summary of Significant Principal Accounting Policies (Schedule of Fair value on a recurring and non-recurring basis) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Principal Accounting Policies
Equity securities with readily determinable fair value	¥ 49,605		¥ 44,260
Derivative financial assets	11,557				$ 1,583
Derivative financial liabilities	130			¥ 364,800	$ 18	$ 52,800
Equity method investments	136,080		144,464
Goodwill	6,934	$ 950	35,212	¥ 13,155
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Summary of Significant Principal Accounting Policies
Equity securities with readily determinable fair value	49,605		44,260
Recurring | Significant Other Observable Inputs (Level 2)
Summary of Significant Principal Accounting Policies
Derivative financial assets	11,557
Derivative financial liabilities	130
Non-recurring
Summary of Significant Principal Accounting Policies
Equity securities with readily determinable fair value	14,403
Equity method investments	26,115
Goodwill	6,934		35,212
Non-recurring | Significant Unobservable Inputs (Level 3)
Summary of Significant Principal Accounting Policies
Equity securities with readily determinable fair value	28,197
Equity method investments	2,648
Goodwill	¥ 97,394		¥ 312,464